WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants
WARRANTS

NOTE H – WARRANTS

The Company has common stock purchase warrants outstanding at December 31, 2021 to purchase 2,643,936 shares of common stock exercisable until various dates through December 31, 2023. The warrants are exercisable at the following amounts and rates: 2,329,503 of which are exercisable at an exercise price of $1.00 per share, 92,500 of which are exercisable at an exercise price of $2.50 per share, , and 221,933 of which are exercisable at an exercise price of the greater of $5.00 per share or (ii) 85% of the average closing price of our common stock, as quoted on the public securities trading market on which our common stock is then traded with the highest volume, for ten (10) consecutive trading days immediately prior to the date of exercise.

To calculate the fair value of stock warrants at the date of grant, we use the Black-Scholes option pricing model. The volatility used is based on historical volatilities of selected peer group companies. Management estimated the fair value of the underlying common stock by utilizing the discounted cash flow method and the prior transaction method approaches and determined a fair value of $5.08. Management estimates the average volatility considering current and future expected market conditions. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Each issuance is individually valued according to this procedure as of the date of issue with maturity dates of December 31, 2022, volatility estimates between 35% to 60% and risk-free rates 0.05% to 0.1% in the period.

On January 7, 2021 we issued 56,592 common stock purchase warrants to three consultants. The warrants are exercisable on a cash or cashless basis at an exercise price of $5.00 per share until December 31, 2021 with a fair market value on the issuance date of $54,502 recorded as an expense in the period.

During January 2021, we issued 24,211 common stock purchase warrants to three investors as part of our offering of units from June 2020 to June 2021, each unit consisting of one share of our common stock and one common stock purchase warrant (the “2020 Unit Offering”). The total value of these warrants was $23,333 recorded in Additional-Paid-In-Capital.

During February 2021, we issued 9,375 common stock purchase warrants to two investors as part of our 2020 Unit Offering. The total value of these warrants was $7,443 recorded in Additional-Paid-In-Capital.

During February 2021, a total of 15,000 warrants were exercised by and a total of 15,000 shares of common stock were issued to two investors at a price of $5.00 and a total of 3,750 common stock purchase warrants were issued to these two investors pursuant to the Warrant Offering (as below defined). The total value of these new warrants issued was $6,168 recorded as an expense in the period.

During March 2021, a total of 200 warrants were exercised by and a total of 200 shares of common stock were issued to one investor at a price of $5.00 and a total of 50 common stock purchase warrants were issued to this investor pursuant to the Warrant Offering (as below defined). The total value of these new warrants issued was $80 recorded as an expense in the period.

In April 2021, a total of 9,006 common stock purchase warrants were exercised by three investors for a total of 9,006 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $45,030 and a total of 2,252 common stock purchase warrants were issued to these three investors pursuant to a private placement in accordance with Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, in which existing warrant holders receive one cashless warrant exercisable until December 31, 2022 at an exercise price of $5.00 per share for every four currently outstanding warrants exercised by a warrant holder on or before July 31, 2021 (the “Warrant Offering”). The total value of the new warrants issued was $3,512 recorded as an expense in the period.

In May 2021, a total of 20,000 common stock purchase warrants were issued to three investors for a total of 20,000 shares of Wytec’s common stock at an exercise price of $5.00 per share or a total of $100,000 and a total of 5,000 common stock purchase warrants were issued to these three investors pursuant to the Warrant Offering. The total value of the new warrants issued was $7,595 recorded as an expense in the period.

In July 2021, we issued 20,000 common stock purchase warrants to four investors as part of our offering of units which commenced in July 2021, each unit consisting of one share of our common stock and one common stock purchase warrant (the “Unit Offering”). The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $28,184 recorded in Additional-Paid-In-Capital.

In August 2021, we issued 9,375 common stock purchase warrants to two investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $8,002 recorded in Additional-Paid-In-Capital.

In September 2021, we issued 16,000 common stock purchase warrants to three investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $16,612 recorded in Additional-Paid-In-Capital.

In October 2021, we issued 40,000 common stock purchase warrants to six investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $37,721 recorded in Additional-Paid-In-Capital.

In October 2021, we issued 329,503 common stock purchase warrant as part of a consulting agreement. The exercise price of the warrants is $1.00. These warrants are exercisable on a cash of cashless basis until December 31, 2023. The total value of these warrants was $1,352,211 recorded as an expense in the period.

In November 2021, we issued a total of 32,000 common stock purchase warrants to five investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $27,643 recorded in Additional-Paid-In-Capital.

In December 2021, we issued a total of 45,000 common stock purchase warrants to eight investors as part of our Unit Offering. The exercise price of the warrants is $5.00. These warrants are exercisable on a cash or cashless basis until December 31, 2022. The total value of these warrants was $28,521 recorded in Additional-Paid-In-Capital.

In December 2021, we lowered the exercise price from $5.00 per share to $2.50 per share and extended the exercise period from December 31, 2021 to December 31, 2022 of 92,500 common stock purchase warrants by amending and restating a warrant issued to one individual who had earned the warrants through services provided. These warrants are exercisable on a cash or cashless basis. The total value of these warrants was $240,772 recorded as an expense in the period.

On February 25, 2020, we issued a note in the amount of $625,000 bearing simple interest at a rate of 7% per annum to one shareholder. This note was issued along with 62,500 common stock purchase warrants that were determined to have a fair market value of $80,053 on the issuance date, which was recorded as a debt discount and amortized over the term of the notes, with $38,048 amortized in the year ended December 31, 2021, and $42,005 in the year ended December 31, 2020.

On March 3, 2020, we issued 92,500 warrants for services rendered with a fair market value on the issuance date of $89,155 recorded as an expense in the period.

During the first quarter of 2020, we issued a total of 20,000 common stock purchase warrants to two investors as part of our offering of units from June 2019 to April 2020, each unit consisting of one share of our common stock and one common stock purchase warrant (“2019 Unit Offering”). Fair market value based on the Black-Scholes Model on the date of issuance was $21,098 and was recorded in additional-paid-in-capital along with the common stock issued.

During the first quarter of 2020, we issued a total of 10,000 common stock purchase warrants to one investor who purchased units at the end of 2019, but did not receive the common stock purchase warrants until February 2020. Fair market value based on the Black-Scholes Model on the date of issuance was $10,116 and was recorded in additional-paid-in-capital along with the common stock issued.

There were no warrants issued in the second quarter of 2020.

During the third quarter of 2020, we issued a total of 41,375 common stock purchase warrants to six investors as part of our 2020 Unit Offering. Fair market value based on the Black-Scholes Model $38,630 on the date of issuance and was recorded in additional-paid-in-capital along with the common stock issued. A total of 500 of these common stock purchase warrants were exercised during the third quarter.

During the fourth quarter of 2020, we issued a total of 47,000 common stock purchase warrants to seven investors as part of our 2020 Unit Offering. Fair market value based on the Black-Scholes Model on the date of issuance was $39,055 and was recorded in additional-paid-in-capital along with the common stock issued.

The following is a summary of activity and outstanding common stock warrants:

# of Warrants
Balance, December 31, 2019	2,383,256

Warrants granted	287,375
Warrants exercised	(65,500)
Warrants expired	(216,456)

Balance, December 31, 2020	2,388,675

Warrants granted	675,608
Warrants exercised	(71,050)
Warrants expired	(349,297)

Balance, December 31, 2021	2,643,936

Exercisable, December 31, 2021	2,643,936